Composition of Certain Financial Statement Captions - Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Prepaid services		$ 644	$ 2,999
Prepaid insurance		636	698
Total other current assets	$ 989	$ 1,280	$ 3,697